Document and Entity Information	Jun. 05, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001869198
Document Type	8-K
Document Period End Date	Jun. 05, 2025
Entity Registrant Name	Life Time Group Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40887
Entity Tax Identification Number	47-3481985
Entity Address, Address Line One	2902 Corporate Place
Entity Address, City or Town	Chanhassen
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55317
City Area Code	(952)
Local Phone Number	947-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	LTH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false